Bank borrowings (Details Narrative) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Term Loan [Member]
Short-Term Debt [Line Items]
Unsecured borrowings		$ 500,000
Annual fixed interest rate		2.50%
Long term loan term		5 years
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Long term loan term		27 years
Mortgage loan		$ 420,000
Annual variable interest rate	1.45%		4.82%